Property and Equipment, Net	12 Months Ended
Dec. 31, 2011
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
8.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	December 31,
	2010	2011
	RMB	RMB

Buildings	196,409	198,450
Leasehold improvements	6,926	7,930
Furniture, fixtures and office equipment	4,278	5,405
Computer equipment	30,227	29,106
Motor vehicles	7,586	8,318
Agricultural equipment	3,678	5,195

Total	249,104	254,404
Less: accumulated depreciation and amortization	(60,623)	(75,139)

Property and equipment, net	188,481	179,265

Depreciation and amortization expenses for the years ended December 31, 2009, 2010 and 2011 were RMB16,916, RMB17,316, and RMB16,541, respectively.